Financial instruments	3 Months Ended
Mar. 31, 2011
Financial instruments [Abstract]
Financial instruments
11. Financial instruments:
     The financial instruments recognized in the balance sheet consist of cash and cash equivalents, trade accounts receivable, certain long-term investments, bank operating loans, accounts payable and accrued liabilities, long-term debt and senior notes. The fair value of all financial instruments approximates their carrying amounts due to their current maturities or market rates of interest, except the senior notes which were issued in December 2006 with a fixed 8% coupon rate. At March 31, 2011, the fair value of these notes was $689,000 based on the published closing price.
     A significant portion of our trade accounts receivable is from companies in the oil and gas industry, and as such, we are exposed to normal industry credit risks. We evaluate the credit-worthiness of our major new and existing customers’ financial condition and generally do not require collateral. For the quarter ended March 31, 2011, we had two customers who provided 17.1% and 9.7% of our total revenue.